Note 5 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Long-term debt, gross	$ 65,115,840	$ 67,301,300
Less: Current portion	(21,391,840)	(20,891,840)
Long-term portion	43,724,000	46,409,460
Deferred charges, current portion	246,520	246,520
Deferred charges, long-term portion	140,152	189,432
Long-term bank loans, current portion net of deferred charges	21,145,320	20,645,320
Long-term bank loans, long-term portion net of deferred charges	43,583,848	46,220,028
Euroseas Ltd.		2,500,000
Joanna Maritime Ltd., Jonathan John Shipping Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd, Noumea Shipping Ltd., Gregos Shiping Ltd. [Member]
Long-term debt, gross	23,850,000	24,625,000
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	2,865,840	3,026,300
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	10,700,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	$ 27,700,000	$ 28,500,000